Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Effect of Dilutive Shares

The effect of the dilutive shares for the years 2012, 2011 and 2010 is illustrated in the following table.

	2012	2011	2010

Basic weighted average shares outstanding	4,857,798	4,842,353	4,835,603
Dilutive effect of stock options	8,067	6,456	17,102

Dilutive weighted average shares outstanding	4,865,865	4,848,809	4,852,705

Net income	$6,783,999	$7,217,847	$7,162,531

Net income per share-basic	$1.40	$1.49	$1.48
Net income per share-diluted	$1.39	$1.49	$1.48